SUNSTONE FINANCIAL GROUP, INC.
                        207 E. Buffalo Street, Suite 400
                          Milwaukee, Wisconsin  53202
                                 (414) 271-5885
                              Fax:  (414) 271-5910


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:  Van Wagoner Funds, Inc.
     (33-98358; 811-9116)
     Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds' Annual Report for the year ending December 31, 1996. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.

Sincerely,

/s/ Constance Dye Shannon
Constance Dye Shannon
Legal and Compliance Manager

cc:  Richard L. Teigen, Esq.

Encl.



                                 ANNUAL REPORT
                                     (LOGO)
                               VAN WAGONER FUNDS
                               DECEMBER 31, 1996

                                                            December 31, 1996
DEAR SHAREHOLDER:

Bull or bear, this much is certain: 1996 can be viewed in two distinct lights. The first half of the year saw small and mid-cap stocks reach unsustainable highs. In this environment, our Funds returned substantially more than their respective market indices. The remaining portion of the year saw these same companies give back substantial portions of the gains achieved earlier. Even still, our results were positive, with our Funds outperforming their market indices and finishing in the top 30% of the Lipper<F1> and Morningstar<F2> categories.


EMERGING
GROWTH FUND

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System-traded foreign common stocks and ADRs.

The Lipper Small Company Growth Funds Index includes the largest 30 funds in the group that, by prospectus or portfolio practice, limit their investments to companies on the basis of the size of the company.

  TOTAL RETURN
  For the period ended 12/31/96
  -------------------------------------------
  ONE YEAR                              26.9%

                                  12/31/95       12/31/96
EMERGING GROWTH FUND               $10,000        $12,690
Nasdaq                             $10,000        $12,271
Lipper Small Company               $10,000        $11,450


MICRO-CAP FUND

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small cap stocks.

The Lipper Small Company Growth Funds Index includes the largest 30 funds in the group that, by prospectus or portfolio practice, limit their investments to companies on the basis of the size of the company.

  TOTAL RETURN
  For the period ended 12/31/96
  -------------------------------------------
  ONE YEAR                              24.5%

                                  12/31/95       12/31/96
MICRO-CAP FUND                     $10,000        $12,450
Russell 2000                       $10,000        $11,649
Lipper Small Company               $10,000        $11,450


MID-CAP FUND

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million.

The Lipper Mid-Cap Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, limit their investments to companies with average market capitalizations between $800 million and the average market capitalization of the Wilshire 4500 Index.

  TOTAL RETURN
  For the period ended 12/31/96
  -------------------------------------------
  ONE YEAR                              23.9%

                                  12/31/95       12/31/96
MID-CAP FUND                       $10,000        $12,390
S&P 400                            $10,000        $11,920
Lipper Mid-Cap                     $10,000        $11,630

After the market fell in July, a clear distinction emerged between earlier-stage, smaller cap companies and more mature large cap companies in terms of price performance. Large cap companies rallied through the end of the year as money moved to more liquid companies with more mature businesses. Small and mid-cap stocks did not experience the same support, and in many cases, continued to fall. This phenomenon can be seen in examining the leading indices. For example, while the Dow continued to make new highs, the Russell 2000, a composite of smaller companies, remained meaningfully off its peak and then struggled to sustain itself.

Particularly hard hit were the technology and health care stocks. These two sectors performed brilliantly in the first half of the year and then retreated during the second half. We maintained our exposure in these two areas as strong growth in company fundamentals continued to be evident.

Technology remains a major theme of the Funds as demand for the products and services of our companies continues to be robust. The data communications and software areas underperformed in the second half, but we believe the long-term growth prospects look strong and we plan to stay involved while closely watching valuations. The health care area was hindered by uncertainty during the presidential election and the renewed sentiment to reduce the federal budget deficit. Consequently, the Funds have shifted from medical services, which may be affected by government interventions, such as cutting Medicare programs, to medical devices. Selected medical device companies look attractive to us based on their ability to lower costs while improving therapeutic results.

The one sector that did consistently perform well during the entire year was energy services. Drilling activity in the US has continued to show signs of strength and we expect results to continue to strengthen in the first half of 1997.

I would like to take this opportunity to update you on several additions to our investment team. We have added analysts to further our research and analytical endeavors in targeting the best small cap investment opportunities. Our three new analysts have already made strong contributions. We also have hired an additional trader to maintain our high standards of trade execution.

Although 1996 was a strong year for the Van Wagoner Funds, we are very aware of how hard it is to be a patient investor when markets are not performing well in the short term. Small and mid-cap investing is an essential growth element of a well diversified portfolio. Nevertheless, price fluctuation or volatility is inherent in this asset class. We recommend a long-term horizon for the smaller cap asset class since these exciting young companies perform relative to their growth stage rather than on a consistent basis.

I hope that you have been able to enjoy some of the successes the Funds have had over the last year. The markets promise to be challenging in 1997, but we believe the companies in the portfolios have strong fundamentals and are well-positioned for growth.

Sincerely,

/s/ GR Van Wagoner

Garrett R. Van Wagoner
President

<F1> Van Wagoner Funds ranking, category and number of funds for the Emerging
Growth Fund, Micro-Cap Fund and Mid-Cap Fund were: 76 of 385 in the Small Company Growth category; 108 of 385 in the Small Company Growth category; and 33 of 154 in the Mid Cap category, respectively. Source: Lipper Analytical Services, Inc. Rankings based on 1996 total return.

<F2> Van Wagoner Funds ranking, category and number of funds for the Emerging
Growth Fund, Micro-Cap Fund and Mid-Cap Fund were: 35 of 188 in the Small Growth category; 45 of 188 in the Small Growth category; and 34 of 287 in the Mid-Cap Growth category, respectively. Source: Morningstar, Inc. Rankings based on 1996 total return.


                        VAN WAGONER EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1996

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMMON STOCKS 101.20%

            CHEMICALS 0.49%
   235,000  NuCo2, Inc.<F3><F4>                           $  3,128,438
                                                          ------------

            COMMERCIAL SERVICES -
            MISCELLANEOUS 1.72%
   296,500  Pediatrix Medical Group, Inc.<F3>               10,970,500
                                                          ------------
            COMMERCIAL SERVICES -
            SECURITY/SAFETY 0.68%
   200,000  Check Point Software
            Technologies, Ltd.<F3>                           4,350,000
                                                          ------------

            COMPUTERS - INTEGRATED
            SYSTEMS 1.67%
   225,000  Wind River Systems, Inc.<F3>                    10,659,375
                                                          ------------

            COMPUTERS - LOCAL
            NETWORKS 10.81%
   400,000  Arbor Software Corp.<F3>                         9,700,000
   475,000  Ascend Communications, Inc.<F3>                 29,509,375
   400,000  Citrix Systems, Inc.<F3>                        15,625,000
   500,000  Xylan Corp.<F3>                                 14,125,000
                                                          ------------
                                                            68,959,375
                                                          ------------

            COMPUTERS - MEMORY
            DEVICES 3.72%
   460,000  Legato Systems, Inc.<F3>                        15,007,500
   175,000  Veritas Software Corp.<F3>                       8,706,250
                                                          ------------
                                                            23,713,750
                                                          ------------

            COMPUTERS - PERIPHERALS 1.36%
   275,000  Security Dynamics
            Technologies, Inc.<F3>                           8,662,500
                                                          ------------

            COMPUTERS - RETAIL/
            WHOLESALE 0.75%
   600,000  Intelligent Electronics, Inc.<F3>                4,800,000
                                                          ------------

            COMPUTERS - SERVICES 2.78%
   375,000  Viasoft, Inc.<F3>                               17,718,750
                                                          ------------

            COMPUTERS - SOFTWARE 24.40%
   950,000  Avant! Corp.<F3><F4>                            30,162,500



  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMPUTERS - SOFTWARE 24.40% (CONT'D.)
   250,000  CBT Group PLC ADR<F3>                        $  13,562,500
   400,000  Clarify, Inc.<F3>                               19,200,000
    75,000  Forte Software, Inc.<F3>                         2,456,250
   350,000  McAfee Associates, Inc.<F3>                     15,400,000
   200,000  Netscape Communications Corp.<F3>               11,375,000
   450,000  Pure Atria Corp.<F3>                            11,137,500
   300,000  Remedy Corp.<F3>                                16,125,000
   475,000  SQA, Inc.<F3><F4>                               15,793,750
   250,000  Technology Modeling
            Associates, Inc.<F3><F4>                         3,312,500
   550,000  Vantive Corp.<F3>                               17,187,500
                                                          ------------
                                                           155,712,500
                                                          ------------

            ENERGY - SERVICES 4.53%
   150,000  Energy Ventures, Inc.<F3>                        7,631,250
   175,000  ENSCO International, Inc.<F3>                    8,487,500
   400,000  Nabors Industries, Inc.<F3>                      7,700,000
   225,000  Rowan Cos., Inc.<F3>                             5,090,625
                                                          ------------
                                                            28,909,375
                                                          ------------

            MACHINERY  0.75%
   300,000  JLG Industries, Inc.                             4,800,000
                                                          ------------

            MEDICAL - BIOMEDICAL/
            GENETICS 0.46%
   250,000  Cardiac Pathways Corp.<F3><F4>                   2,968,750
                                                          ------------

            MEDICAL - INFORMATION
            SERVICES 2.02%
   200,000  HBO & Co.                                       11,875,000
   150,000  Oacis Healthcare Holding Corp.<F3>               1,012,500
                                                          ------------
                                                            12,887,500
                                                          ------------

            MEDICAL - INSTRUMENTS 0.90%
   250,000  Heartport, Inc.<F3>                              5,718,750
                                                          ------------

            MEDICAL - OUTPATIENT/
            HOME 1.27%
   300,000  OccuSystems, Inc.<F3>                            8,100,000
                                                          ------------

            MEDICAL - PRODUCTS 5.78%
   125,000  Parexel International Corp.<F3>                  6,453,125
   550,000  Pharmaceutical Product
            Development, Inc.<F3>                           13,887,500


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            MEDICAL - PRODUCTS 5.78% (CONT'D.)
   250,000  Quintiles Transnational Corp.<F3>            $  16,562,500
                                                          ------------
                                                            36,903,125
                                                          ------------

            MEDICAL - WHOLESALE/DRUG 1.94%
   425,000  NCS HealthCare, Inc.<F3><F4>                    12,378,125
                                                          ------------

            OIL & GAS 10.54%
   600,000  Comstock Resources, Inc.<F3>                     7,800,000
   155,000  Diamond Offshore Drilling, Inc.<F3>              8,835,000
   100,000  Falcon Drilling Co., Inc.<F3>                    3,925,000
   440,000  Global Marine, Inc.<F3>                          9,075,000
   650,000  Noble Drilling Corp.<F3>                        12,918,750
   175,000  Reading & Bates Corp.<F3>                        4,637,500
   100,000  Smith International, Inc.<F3>                    4,487,500
   120,000  Tidewater, Inc.                                  5,430,000
   125,000  Transocean Offshore, Inc.                        7,828,125
   100,000  Varco International, Inc.<F3>                    2,312,500
                                                          ------------
                                                            67,249,375
                                                          ------------

            POLLUTION CONTROL - SERVICES 0.19%
    33,400  Newpark Resources, Inc.<F3>                      1,244,150
                                                          ------------

            TELECOMMUNICATIONS -
            EQUIPMENT 23.69%
   720,000  Adtran, Inc.<F3>                                29,880,000
   500,600  Cascade Communications Corp.<F3>                27,595,575
   250,000  Natural Microsystems Corp.<F3>                   7,875,000
 1,100,000  PairGain Technologies, Inc.<F3>                 33,481,250
   525,000  Premisys Communications, Inc.<F3>               17,718,750
   400,000  Sync Research, Inc.<F3>                          5,500,000
   775,000  Tellabs, Inc.<F3>                               29,159,375
                                                          ------------
                                                           151,209,950
                                                          ------------

            TELECOMMUNICATIONS -
            SERVICES 0.75%
   200,000  Objective Systems
            Integrators, Inc.<F3>                            4,775,000
                                                          ------------

            Total Common Stocks
            (cost $607,580,180)                            645,819,288
                                                          ------------


  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            WARRANTS 0.01%

   196,000  ATS Medical, Inc. -
            expires 3/2/97<F3>                            $     73,500
                                                          ------------

            Total Warrants
            (cost $260,827)                                     73,500
                                                          ------------

 PRINCIPAL
  AMOUNT
---------

            SHORT-TERM INVESTMENTS 0.00%

    $2,310  UMB Bank, n.a., Money Market
            Fiduciary                                            2,310
                                                          ------------

            Total Short-Term Investments
            (cost $2,310)                                        2,310
                                                          ------------

            Total Investments 101.21%
            (cost $607,843,317)                            645,895,098

            Other Liabilities
            less Assets (1.21)%                            (7,735,622)
                                                          ------------

            NET ASSETS 100.00%                            $638,159,476
                                                          ============

<F3> Non-income producing
<F4> Affiliated company - see Note 6

See notes to financial statements.



                           VAN WAGONER MICRO-CAP FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1996

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMMON STOCKS 91.99%

            BUILDINGS 1.23%
    50,000  NCI Building Systems, Inc.<F5>                  $1,725,000
                                                          ------------

            CHEMICALS 0.99%
   105,000  NuCo2, Inc.<F5><F6>                              1,397,813
                                                          ------------

            COMMERCIAL SERVICES -
            MISCELLANEOUS 1.91%
    41,000  Abacus Direct Corp.<F5>                            768,750
    84,450  ClinTrials Research, Inc.<F5>                    1,921,237
                                                          ------------
                                                             2,689,987
                                                          ------------

            COMMERCIAL SERVICES -
            SECURITY/SAFETY 1.55%
   100,000  Check Point Software
            Technologies, Ltd.<F5>                           2,175,000
                                                          ------------

            COMPUTERS - INTEGRATED
            SYSTEMS 3.59%
   225,000  Peerless Systems Corp.<F5>                       3,825,000
   100,000  Western Micro Technology, Inc.<F5>               1,225,000
                                                          ------------
                                                             5,050,000
                                                          ------------

            COMPUTERS - LOCAL
            NETWORKS 4.71%
    70,000  ACT Networks, Inc.<F5>                           2,555,000
    65,500  Ascend Communications, Inc.<F5>                  4,069,188
                                                          ------------
                                                             6,624,188
                                                          ------------

            COMPUTERS - RETAIL/
            WHOLESALE 1.99%
   350,000  Intelligent Electronics, Inc.<F5>                2,800,000
                                                          ------------

            COMPUTERS - SERVICES 1.18%
   350,000  Dynamic Healthcare
            Technologies, Inc.<F5>                           1,662,500
                                                          ------------

            COMPUTERS - SOFTWARE 22.14%
   225,000  ANSYS, Inc.<F5>                                  3,037,500
    40,000  Clarify, Inc.<F5>                                1,920,000
   275,000  Mechanical Dynamics, Inc.<F5><F6>                3,815,625
   200,000  OrCAD, Inc.<F5><F6>                              2,200,000
    75,000  Rogue Wave Software, Inc.<F5>                    1,181,250


  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMPUTERS - SOFTWARE 22.14% (CONT'D.)
   100,000  Simulation Sciences, Inc.<F5>                 $  1,487,500
   100,000  SQA, Inc.<F5><F6>                                3,325,000
   287,500  Technology Modeling
            Associates, Inc.<F5><F6>                         3,809,375
   300,000  Walker Interactive Systems, Inc.<F5>             4,068,750
   275,000  XcelleNet, Inc.<F5>                              4,434,375
   150,000  Xionics Document
            Technologies, Inc.<F5>                           1,875,000
                                                          ------------
                                                            31,154,375
                                                          ------------
            CONSUMER PRODUCTS -
            MISCELLANEOUS 0.38%
    40,100  Koala Corp.<F5>                                    541,350
                                                          ------------

            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING 1.41%
   100,000  ELEXSYS International, Inc.<F5>                  1,987,500
                                                          ------------

            ENERGY - SERVICES 3.21%
    50,000  Energy Ventures, Inc.<F5>                        2,543,750
   100,000  Marine Drilling Co., Inc.<F5>                    1,968,750
                                                          ------------
                                                             4,512,500
                                                          ------------

            MEDICAL - BIOMEDICAL/
            GENETICS 5.69%
   400,000  Cardiac Pathways Corp.<F5><F6>                   4,750,000
   250,000  Cardiovascular Dynamics, Inc.<F5>                3,250,000
                                                          ------------
                                                             8,000,000
                                                          ------------

            MEDICAL - INFORMATION
            SERVICES 0.33%
    10,000  The Registry, Inc.<F5>                             461,250
                                                          ------------

            MEDICAL - INSTRUMENTS 2.13%
    30,000  Hologic, Inc.<F5>                                  742,500
   300,000  IRIDEX Corp.<F5><F6>                             2,250,000
                                                          ------------
                                                             2,992,500
                                                          ------------

            MEDICAL - PRODUCTS 18.50%
   520,000  Aksys, Ltd.<F5>                                  4,485,000
 1,025,000  Angeion Corp.<F5>                                3,587,500
   325,000  ATS Medical, Inc.<F5>                            2,518,750
   385,000  CardioGenesis Corp.<F5>                          4,331,250
   100,000  Cytyc Corp.<F5>                                  2,700,000



                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            MEDICAL - PRODUCTS 18.50% (CONT'D.)
   175,000  EndoSonics Corp.<F5>                        $    2,668,750
    50,000  Parexel International Corp.<F5>                  2,581,250
   125,000  Pharmaceutical Product
            Development, Inc.<F5>                            3,156,250
                                                          ------------
                                                            26,028,750
                                                          ------------

            MEDICAL - WHOLESALE/DRUG 2.07%
   100,000  NCS HealthCare, Inc.<F5><F6>                     2,912,500
                                                          ------------
            OIL & GAS 4.50%
    50,000  Benton Oil & Gas Co.<F5>                         1,131,250
   150,000  Comstock Resources, Inc.<F5>                     1,950,000
     5,000  Drilex International, Inc.<F5>                      60,000
    15,000  Patterson Energy, Inc.<F5>                         386,250
   100,000  Rutherford-Moran Oil Corp.<F5>                   2,800,000
                                                          ------------
                                                             6,327,500
                                                          ------------

            PHARMACEUTICALS 0.78%
   125,000  NABI, Inc.<F5>                                   1,093,750
                                                          ------------

            TELECOMMUNICATIONS -
            EQUIPMENT 8.38%
    40,000  Adtran, Inc.<F5>                                 1,660,000
   101,000  Galileo Corp.<F5>                                2,537,625
   175,000  Natural Microsystems Corp.<F5>                   5,512,500
    25,000  Powerwave Technologies, Inc.<F5>                   365,625
   125,000  Sync Research, Inc.<F5>                          1,718,750
                                                          ------------
                                                            11,794,500
                                                          ------------

            TELECOMMUNICATIONS -
            SERVICES 2.27%
   400,000  CTC Communications Corp.<F5><F6>                 3,200,000
                                                          ------------

            TRANSPORTATION 1.71%
    50,000  Trico Marine Services, Inc.<F5>                  2,400,000
                                                          ------------

            UTILITIES - TELEPHONE 1.34%
    30,000  Seacor Holdings, Inc.<F5>                        1,890,000
                                                          ------------

            Total Common Stocks
            (cost $117,130,574)                            129,420,963
                                                          ------------


  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----
            REAL ESTATE INVESTMENT TRUSTS 2.65%

   100,000  Redwood Trust, Inc.                          $   3,725,000
                                                          ------------

            Total Real Estate Investment Trusts
            (cost $3,175,000)                                3,725,000
                                                          ------------

            WARRANTS 0.02%

    60,500  ATS Medical, Inc. -
            expires 3/2/97<F5>                                  22,687
                                                          ------------

            Total Warrants
            (cost $88,099)                                      22,687
                                                          ------------

 PRINCIPAL
  AMOUNT
 --------

            REPURCHASE AGREEMENTS 9.23%

$12,990,000 UMB Bank, n.a., 5.875%, dated
            12/31/96, repurchase price
            $12,994,182, maturing
            1/2/97 (collateralized by
            U.S. Treasury Notes,
            6.50%, 5/15/97)                                 12,990,000
                                                          ------------

            Total Repurchase Agreements
            (cost $12,990,000)                              12,990,000
                                                          ------------

            SHORT-TERM INVESTMENTS 0.00%

     6,885  UMB Bank, n.a., Money Market
            Fiduciary                                            6,885
                                                          ------------

            Total Short-Term Investments
            (cost $6,885)                                        6,885
                                                          ------------

            Total Investments 103.89%
            (cost $133,390,558)                            146,165,535

            Other Liabilities
            less Assets (3.89)%                            (5,467,081)
                                                          ------------

            NET ASSETS 100.00%                            $140,698,454
                                                          ============

<F5> Non-income producing
<F6> Affiliated company - see Note 6

See notes to financial statements.


                            VAN WAGONER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1996

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMMON STOCKS 96.44%

            COMMERCIAL SERVICES -
            MISCELLANEOUS 2.01%
    75,000  Pediatrix Medical Group, Inc.<F7>             $  2,775,000
                                                          ------------

            COMPUTERS - INTEGRATED
            SYSTEMS 1.72%
    50,000  Wind River Systems, Inc.<F7>                     2,368,750
                                                          ------------

            COMPUTERS - LOCAL
            NETWORKS 11.74%
    75,000  Arbor Software Corp.<F7>                         1,818,750
   100,000  Ascend Communications, Inc.<F7>                  6,212,500
   100,000  Citrix Systems, Inc.<F7>                         3,906,250
   150,000  Xylan Corp.<F7>                                  4,237,500
                                                          ------------
                                                            16,175,000
                                                          ------------

            COMPUTERS - MEMORY
            DEVICES 4.77%
   125,000  Legato Systems, Inc.<F7>                         4,078,125
    50,000  Veritas Software Corp.<F7>                       2,487,500
                                                          ------------
                                                             6,565,625
                                                          ------------

            COMPUTERS - MINI/MICRO 1.72%
    60,000  Rational Software Corp.<F7>                      2,373,750
                                                          ------------

            COMPUTERS - PERIPHERALS 1.72%
    75,000  Security Dynamics
            Technologies, Inc.<F7>                           2,362,500
                                                          ------------

            COMPUTERS - SERVICES 2.92%
    85,000  Viasoft, Inc.<F7>                                4,016,250
                                                          ------------

            COMPUTERS - SOFTWARE 22.79%
   200,000  Avant! Corp.<F7><F8>                             6,350,000
    50,000  CBT Group PLC ADR<F7>                            2,712,500
    75,000  Clarify, Inc.<F7>                                3,600,000
    75,000  i2 Technologies, Inc.<F7>                        2,868,750
    75,000  McAfee Associates, Inc.<F7>                      3,300,000
    25,000  Netscape Communications Corp.<F7>                1,421,875
   100,000  Pure Atria Corp.<F7>                             2,475,000
    70,000  Remedy Corp.<F7>                                 3,762,500


  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            COMPUTERS - SOFTWARE 22.79% (CONT'D.)
     8,000  Saville Systems Ireland
            PLC ADR<F7>                                  $     325,000
    25,000  Siebel Systems, Inc.<F7>                           675,000
   125,000  Vantive Corp.<F7>                                3,906,250
                                                          ------------
                                                            31,396,875
                                                          ------------

            ENERGY - SERVICES 3.37%
    35,000  ENSCO International, Inc.<F7>                    1,697,500
   100,000  Nabors Industries, Inc.<F7>                      1,925,000
    45,300  Rowan Cos., Inc.<F7>                             1,024,913
                                                          ------------
                                                             4,647,413
                                                          ------------

            MACHINERY  1.16%
   100,000  JLG Industries, Inc.                             1,600,000
                                                          ------------

            MEDICAL - INFORMATION
            SERVICES 2.16%
    50,000  HBO & Co.                                        2,968,750
                                                          ------------

            MEDICAL - INSTRUMENTS 1.25%
    75,000  Heartport, Inc.<F7>                              1,715,625
                                                          ------------

            MEDICAL - OUTPATIENT/
            HOME 1.25%
    63,800  OccuSystems, Inc.<F7>                            1,722,600
                                                          ------------

            MEDICAL - PRODUCTS 2.40%
    50,000  Quintiles Transnational Corp.<F7>                3,312,500
                                                          ------------

            MEDICAL - SUPPLIES 1.17%
    50,000  Omnicare, Inc.                                   1,606,250
                                                          ------------

            OIL & GAS 10.17%
    50,000  Falcon Drilling Co., Inc.<F7>                    1,962,500
   100,000  Global Marine, Inc.<F7>                          2,062,500
   150,000  Noble Drilling Corp.<F7>                         2,981,250
    50,000  Reading & Bates Corp.<F7>                        1,325,000
    40,000  Smith International, Inc.<F7>                    1,795,000
    25,000  Transocean Offshore, Inc.                        1,565,625
   100,000  Varco International, Inc.<F7>                    2,312,500
                                                          ------------
                                                            14,004,375
                                                          ------------


                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
 OF SHARES                                                       VALUE
 ---------                                                       -----

            POLLUTION CONTROL - SERVICES 2.03%
    75,000  Newpark Resources, Inc.<F7>                   $  2,793,750
                                                          ------------

            TELECOMMUNICATIONS -
            EQUIPMENT 20.53%
   123,200  Adtran, Inc.<F7>                                 5,112,800
   100,000  Cascade Communications Corp.<F7>                 5,512,500
   225,000  PairGain Technologies, Inc.<F7>                  6,848,437
   125,000  Premisys Communications, Inc.<F7>                4,218,750
   175,000  Tellabs, Inc.<F7>                                6,584,375
                                                          ------------
                                                            28,276,862
                                                          ------------

            TELECOMMUNICATIONS - SERVICES 1.56%
    90,000  Objective Systems
            Integrators, Inc.<F7>                            2,148,750
                                                          ------------

            Total Common Stocks
            (cost $125,426,768)                            132,830,625
                                                          ------------

 PRINCIPAL
  AMOUNT
 ---------

            REPURCHASE AGREEMENTS 1.16%

$1,600,000  UMB Bank, n.a., 5.875%, dated
            12/31/96, repurchase price
            $1,600,515, maturing 1/2/97
            (collateralized by U.S. Treasury
            Notes, 6.50%, 5/15/97)                           1,600,000
                                                          ------------

            Total Repurchase Agreements
            (cost $1,600,000)                                1,600,000
                                                          ------------

            SHORT-TERM INVESTMENTS 0.65%

   898,338  UMB Bank, n.a., Money
            Market Fiduciary                                   898,338
                                                          ------------

            Total Short-Term Investments
            (cost $898,338)                                    898,338
                                                          ------------


                                                                 VALUE
                                                                 -----

            Total Investments 98.25%
            (cost $127,925,106)                           $135,328,963

            Other Assets
            less Liabilities 1.75%                           2,411,519
                                                          ------------

            NET ASSETS 100.00%                            $137,740,482
                                                          ============

<F7> Non-income producing
<F8> Affiliated company - see Note 6
See notes to financial statements.



                               VAN WAGONER FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1996

                                        EMERGING      MICRO-CAP      MID-CAP
                                      GROWTH FUND       FUND          FUND
                                      -----------     ---------      -------
ASSETS:
Investments, at value:
  Nonaffiliated issuers
    (cost $546,731,584,
    $107,339,221 and $121,834,981,
    respectively)                     $578,151,035  $120,755,222  $128,978,963
  Affiliated issuers (cost
    $61,111,733, $26,051,337
    and $6,090,125, respectively)       67,744,063    25,410,313     6,350,000
Receivable for investments sold         25,848,467    14,712,477    14,939,380
Receivable from investment adviser         154,153       105,051        41,169
Organizational expenses, net
   of accumulated amortization              29,360        29,360        29,360
Interest and dividends receivable            6,230        49,307         2,672
Receivable for shares sold                   4,999            --            --
Prepaid expenses and other assets           60,438        26,700        26,686
                                      ------------  ------------  ------------
Total Assets                           671,998,745   161,088,430   150,368,230
                                      ------------  ------------  ------------

LIABILITIES:
Payable for investments purchased       30,306,922    19,953,845    12,237,494
Payable to custodian                     1,531,052            --            --
Accrued investment advisory fee            687,367       172,437       124,548
Accrued distribution fee                   315,294        61,377        69,986
Payable for shares redeemed                272,041         9,239         6,995
Accrued expenses and other
   liabilities                             726,593       193,078       188,725
                                      ------------  ------------  ------------
Total Liabilities                       33,839,269    20,389,976    12,627,748
                                      ------------  ------------  ------------
NET ASSETS                            $638,159,476  $140,698,454  $137,740,482
                                      ============  ============  ============

NET ASSETS CONSIST OF:
Capital stock                         $      5,028  $      1,130  $      1,112
Paid-in-capital                        718,929,554   148,214,100   145,043,525
Accumulated net realized loss
   on investments                    (118,826,887)  (20,291,753)  (14,708,012)
Net unrealized appreciation
   on investments                       38,051,781    12,774,977     7,403,857
                                      ------------  ------------  ------------
Net Assets                            $638,159,476  $140,698,454  $137,740,482
                                      ============  ============  ============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                             200,000,000   100,000,000   100,000,000
Issued and outstanding                  50,275,260    11,303,250    11,114,950

NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE
PER SHARE (NET ASSETS/SHARES
OUTSTANDING)                                $12.69        $12.45        $12.39
                                            ======        ======        ======

See notes to financial statements.



                               VAN WAGONER FUNDS
                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 1996


                                        EMERGING      MICRO-CAP      MID-CAP
                                      GROWTH FUND       FUND          FUND
                                      -----------     ---------      -------
INVESTMENT INCOME:
Interest                              $  2,282,856     $ 801,575     $ 624,962
Dividends                                  116,520        43,277        30,254
                                      ------------  ------------  ------------
Total Investment Income                  2,399,376       844,852       655,216
                                      ------------  ------------  ------------

EXPENSES:
Investment advisory fees                 6,508,760     1,397,953       834,015
Transfer agent fees and expenses         1,496,248       400,321       340,542
12b-1 fees                               1,301,752       232,992       208,504
Federal and state registration fees        371,689       110,551       106,959
Fund accounting and
  administration fees                      280,175       130,643       120,846
Printing and postage expenses              273,222        47,422        37,461
Custody fees                                48,802        19,168        17,343
Professional fees                           23,637        23,637        23,637
Amortization of organization costs           7,364         7,364         7,364
Directors' fees and expenses                 4,668         4,668         4,668
Miscellaneous                               16,035         6,338         5,271
                                      ------------  ------------  ------------
Total expenses before waiver            10,332,352     2,381,057     1,706,610
  Less: Waiver of expenses               (178,686)     (563,718)      (80,281)
                                      ------------  ------------  ------------
  Net Expenses                          10,153,666     1,817,339     1,626,329
                                      ------------  ------------  ------------

NET INVESTMENT LOSS                    (7,754,290)     (972,487)     (971,113)
                                      ------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on
  investments                        (118,833,259)  (20,296,388)  (14,710,318)
Change in unrealized
  appreciation on investments           38,051,781    12,774,977     7,403,857
                                      ------------  ------------  ------------
Net Loss on Investments               (80,781,478)   (7,521,411)   (7,306,461)
                                      ------------  ------------  ------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $(88,535,768)  $(8,493,898)  $(8,277,574)
                                      ============  ============  ============

See notes to financial statements.



                               VAN WAGONER FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                          Year Ended December 31, 1996


                                        EMERGING      MICRO-CAP      MID-CAP
                                      GROWTH FUND       FUND          FUND
                                      -----------     ---------      -------
OPERATIONS:
Net investment loss                  $ (7,754,290) $   (972,487)  $  (971,113)
Net realized loss on investments     (118,833,259)  (20,296,388)  (14,710,318)
Change in unrealized
  appreciation on investments           38,051,781    12,774,977     7,403,857
                                      ------------  ------------  ------------
Net decrease in net assets
  resulting from operations           (88,535,768)   (8,493,898)   (8,277,574)
                                      ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares         1,363,297,233   245,071,240   244,490,946
Redemption of shares                 (636,635,323)  (95,912,221)  (98,506,223)
                                      ------------  ------------  ------------
Net increase from share
  transactions                         726,661,910   149,159,019   145,984,723
                                      ------------  ------------  ------------

TOTAL INCREASE IN NET ASSETS           638,126,142   140,665,121   137,707,149

NET ASSETS:
Beginning of period                         33,334        33,333        33,333
                                      ------------  ------------  ------------

End of period                         $638,159,476  $140,698,454  $137,740,482
                                      ============  ============  ============

TRANSACTIONS IN SHARES:
Shares sold                             96,673,050    18,977,746    18,740,673
Shares redeemed                       (46,401,123)   (7,677,829)   (7,629,056)
                                      ------------  ------------  ------------
Net increase                            50,271,927    11,299,917    11,111,617
                                      ============  ============  ============

See notes to financial statements.



                               VAN WAGONER FUNDS
                              FINANCIAL HIGHLIGHTS
                          Year Ended December 31, 1996
               For a Fund share outstanding throughout the year.


                                      EMERGING      MICRO-CAP      MID-CAP
                                     GROWTH FUND      FUND           FUND
                                     -----------    ---------      -------
Net Asset Value, Beginning
  of Period                             $10.00        $10.00         $10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment loss                     (0.15)        (0.09)         (0.09)
Net realized and unrealized
  gains on investments                    2.84<F9>      2.54<F9>       2.48<F9>
                                      --------      --------       --------
Total from investment operations          2.69          2.45           2.39
                                      --------      --------       --------
Net Asset Value, End of Period          $12.69        $12.45         $12.39
                                      ========      ========       ========

Total Return                            26.90%        24.50%         23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)      $638,159      $140,698       $137,740
Ratio of net expenses to
  average net assets<F10>                1.95%         1.95%          1.95%
Ratio of net investment loss
  to average net assets<F10>           (1.49)%       (1.04)%        (1.16)%
Portfolio turnover rate                   159%          153%           173%
Average commission rate paid
  on portfolio investment
  transactions                         $0.0531       $0.0474        $0.0516


<F9>  The amount shown may not accord with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
<F10> Without fees waived, the ratio of net expenses to average net assets would have been 1.98% for the Emerging Growth Fund, 2.55% for the Micro-Cap Fund and 2.05% for the Mid-Cap Fund. The ratio of net investment loss to average net assets would have been (1.52)% for the Emerging Growth Fund, (1.64)% for the Micro-Cap Fund and (1.26)% for the Mid-Cap Fund. The annual expense ratio of each Fund is capped at 1.95% through January 1, 1998.

See notes to financial statements.



                               VAN WAGONER FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996


1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund and Mid-Cap Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

     (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under the supervision of the Board of Directors.

     (B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

     (C) ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

     (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (E) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

          As of December 31, 1996, the Emerging Growth, Micro-Cap and Mid-Cap Funds had federal income tax capital loss carryforwards of $80,675,019, $11,452,503 and $10,849,236, respectively. The entire federal income tax loss carryforward for each Fund expires in 2004.

     (F) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal tax regulations, which may differ from GAAP.

     (G) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

3.   INVESTMENT ADVISORY AGREEMENT

     The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging Growth Fund, 1.50% for the Micro-Cap Fund and 1.00% for the Mid-Cap Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 1998. Expenses of $178,686, $563,718 and $80,281 were waived in the Emerging Growth, Micro-Cap and Mid-Cap Funds, respectively.

4.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1996 were as follows:

                             EMERGING        MICRO-CAP        MID-CAP
                            GROWTH FUND         FUND            FUND
                           ------------      ---------        --------
     Purchases            $1,498,712,282   $263,108,538     $267,588,293
     Sales                   792,109,151    126,719,452      131,752,183

     For the year ended December 31, 1996, there were no purchases or sales of long-term U.S. Government securities.

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

     The cost of securities on a tax basis for the Emerging Growth Fund, Micro-Cap Fund and Mid-Cap Fund is $617,424,329, $134,133,529 and $131,475,743,
     respectively. At December 31, 1996, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                  EMERGING         MICRO-CAP        MID-CAP
                                GROWTH FUND          FUND            FUND
                                ------------       ---------       --------
     Unrealized appreciation    $83,058,276       $17,404,666     $13,657,220
     (Unrealized depreciation)  (54,587,507)       (5,372,660)     (9,804,000)
                                -----------       -----------     -----------
     Net unrealized
       appreciation
       on investments           $28,470,769       $12,032,006    $  3,853,220
                                ===========       ===========     ===========


6.   TRANSACTIONS WITH AFFILIATED COMPANIES

     An affiliated company is a company in which one or more Funds has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:

                                                                                                                   AMOUNT OF
                                                                                                   AMOUNT OF      GAIN (LOSS)
                                                                                                   DIVIDENDS        REALIZED
                                                           SHARE ACTIVITY                          CREDITED         ON SALE
                                       -------------------------------------------------------     TO INCOME       OF SHARES
                                       BALANCE        PURCHASES/        SALES/        BALANCE      IN FISCAL       IN FISCAL
SECURITY NAME                         12/31/95        ADDITIONS       REDUCTIONS      12/31/96       1996             1996
--------------                        --------        ----------      ----------      --------     ---------       ---------
EMERGING GROWTH FUND
Avant! Corp.<F11>                         -           1,049,381         99,381        950,000          -          $  155,468
Cardiac Pathways Corp.<F11>               -             705,000        455,000        250,000          -          (1,119,428)
CTC Communications Corp.<F11>             -             396,050        396,050           -             -          (1,229,446)
Enterprise Systems, Inc.<F11>             -             311,550        311,550           -             -          (3,813,070)
IRIDEX Corp.<F11>                         -             235,000        235,000           -             -          (1,071,875)
Mechanical Dynamics, Inc.<F11>            -             224,000        224,000           -             -            (133,390)
Mecon, Inc.<F11>                          -             259,000        259,000           -             -          (2,640,437)
Meta-Software, Inc.<F11>                  -             633,300        633,300           -             -            (114,486)
NCS HealthCare, Inc.<F11>                 -             425,000           -           425,000          -                -
NuCo2, Inc.<F11>                          -             406,400        171,400        235,000          -          (2,171,491)
OrCAD, Inc.<F11>                          -             211,400        211,400           -             -            (622,225)
SQA, Inc.<F11>                            -             493,200         18,200        475,000          -             (54,755)


                                              NOTES TO FINANCIAL STATEMENTS (cont'd.)
                                                                                                                   AMOUNT OF
                                                                                                   AMOUNT OF      GAIN (LOSS)
                                                                                                   DIVIDENDS        REALIZED
                                                           SHARE ACTIVITY                          CREDITED         ON SALE
                                       -------------------------------------------------------     TO INCOME       OF SHARES
                                       BALANCE        PURCHASES/        SALES/        BALANCE      IN FISCAL       IN FISCAL
SECURITY NAME                         12/31/95        ADDITIONS       REDUCTIONS      12/31/96       1996             1996
--------------                        --------        ----------      ----------      --------     ---------       ---------

EMERGING GROWTH FUND (CONT'D.)
Summit Medical Systems, Inc.<F11>         -             639,100        639,100           -             -        $ (7,742,208)
Technology Modeling
   Associates, Inc.<F11>                  -             250,000           -           250,000          -                -
Vitalcom, Inc.<F11>                       -             487,000        487,000           -             -          (4,360,084)
                                                                                                      ---        ------------
                                                                                                       -        $(23,845,552)
                                                                                                      ===        ============
MICRO-CAP FUND
Avant! Corp.<F11>                         -             188,846        188,846           -             -              351,241
Cardiac Pathways Corp.<F11>               -             608,000        208,000        400,000          -            (672,329)
CTC Communications Corp.<F11>             -             406,000          6,000        400,000          -             (39,069)
Enterprise Systems, Inc.<F11>             -              97,050         97,050           -             -          (1,073,633)
IRIDEX Corp.<F11>                         -             305,000          5,000        300,000          -             (26,875)
Mechanical Dynamics, Inc.<F11>            -             298,750         23,750        275,000          -               11,624
Mecon, Inc.<F11>                          -             100,000        100,000           -             -            (255,403)
Meta-Software, Inc.<F11>                  -             155,000        155,000           -             -                -
NCS HealthCare, Inc.<F11>                 -             100,000           -           100,000          -                -
NuCo2, Inc.<F11>                          -             108,600          3,600        105,000          -             (49,500)
OrCAD, Inc.<F11>                          -             200,000           -           200,000          -                -
SQA, Inc.<F11>                            -             105,300          5,300        100,000          -             (15,945)
Summit Medical Systems, Inc.<F11>         -             156,600        156,600           -             -          (2,099,600)
Technology Modeling
   Associates, Inc.<F11>                  -             287,500           -           287,500          -                -
Vitalcom, Inc.<F11>                       -             178,500        178,500           -             -          (1,413,868)
                                                                                                      ---        ------------
                                                                                                       -       $  (5,256,482)
                                                                                                      ===        ============

MID-CAP FUND
Avant! Corp.<F11>                         -             208,846          8,846        200,000          -              (2,212)
IRIDEX Corp.<F11>                         -               4,000          4,000           -             -               28,000
SQA, Inc.<F11>                            -               5,000          5,000           -             -                (625)
Vitalcom, Inc.<F11>                       -               4,000          4,000           -             -               31,000
                                                                                                      ---        ------------
                                                                                                       -       $       28,163
                                                                                                      ===        ============

<F11> Non-income producing




                               VAN WAGONER FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
and Shareholders of
Van Wagoner Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Growth Fund, the Micro-Cap Fund and the Mid-Cap Fund (each a portfolio of Van Wagoner Funds, Inc., (the "Funds")) at December 31, 1996, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and the application of alternative procedures for unsettled securities, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
Milwaukee, Wisconsin
January 23, 1997



FOR FUND INFORMATION
AND SHAREHOLDER SERVICES
CALL 1-800-228-2121.


This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the prospectus carefully.


VAN WAGONER FUNDS
P.O. BOX 1628
MILWAUKEE, WI 53201-1628